Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity and share-based payments
Actuarial gains and losses	$ (212)	$ (192)	$ (12)
Change in fair value of investments in equity instruments	533	142
Tax effect	65	53	13
Currency translation adjustment generated by the parent company	7,541	(1,533)	(4,022)
ITEMS NOT POTENTIALLY RECLASSIFIABLE TO PROFIT AND LOSS	7,927	(1,530)	(4,021)
Currency translation adjustment	(4,645)	740	1,113
Unrealized gain/(loss) of the period	(4,607)	800	1,238
Less gain/(loss) included in net income	38	60	125
Cash flow hedge	(313)	(599)	25
Unrealized gain/(loss) of the period	(175)	(552)	(94)
Less gain/(loss) included in net income	138	47	(119)
Variation of foreign currency basis spread	28	1	(80)
unrealized gain/(loss) of the period	(22)	(57)	(80)
less gain/(loss) included in net income	(50)	(58)
Share of other comprehensive income of equity affiliates, net amount	(1,831)	408	(540)
Unrealized gain/(loss) of the period	(1,841)	421	(495)
Less gain/(loss) included in net income	(10)	13	45
Other	(8)	(3)	(5)
Tax effect	72	202	14
SUB-TOTAL ITEMS POTENTIALLY RECLASSIFIABLE TO PROFIT & LOSS	(6,697)	749	527
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ 1,230	$ (781)	$ (3,494)